Taxation (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax [Abstract]
Schedule of effective income tax rates

The following is a reconciliation of the UK Taxes to the effective income tax rates for the years ended March 31, 2021 and 2020 ($ in thousands):

	2021	2020
Loss on ordinary activities before tax	$1,218	$2,409
Statutory UK income tax rate	19.0%	19.0%
Loss at statutory income tax rate	$231	$458
Change in deferred rate and true-up	–	(2,665)
Foreign currency effect on deferred tax liability	(2,542)	1,425
Other adjustments	96	–
Research and development credit	149	500
Losses (unrecognized)	(231)	(458)
Income tax (expense)	$(2,297)	$(740)

Schedule of reconciliation of financial statement loss to tax basis loss

The following is a reconciliation of financial statement loss to pre-tax loss subject to tax (in thousands):

	As of March 31, 2021			As of March 31, 2020
	BVI	Foreign	Total	BVI	Foreign	Total
Pre-tax (loss)	$(13,674)	$(1,218)	$(14,892)	(2,698)	(3,811)	(6,509)
Losses not subject to tax	13,674	–	13,674	2,698	–	2,698
Pre-tax (loss) subject to tax	$–	$(1,218)	$(1,218)	$–	(3,811)	(3,811)

Schedule of deferred tax assets and liabilities

As of March 31, 2021 and 2020, the Company's deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following (in thousands):

	2021	2020
Deferred tax assets:
Net operating loss	$1,689	$1,186
Deferred tax asset (unrecognized)	$1,689	$1,186

Deferred tax liabilities:
In process research and development	$24,050	$21,604
Deferred tax liability	$24,050	$21,604